Asset Realization (Notes)	3 Months Ended
Mar. 31, 2015
Asset Realization
Asset Realization
Asset Realization
The Company's mining and exploration assets and mining-related investments may be adversely affected by numerous uncertain factors that may cause the Company to be unable to recover all or a portion of the carrying value of those assets. As a result of various unfavorable conditions, including but not limited to sustained trends of weakness in U.S. and international seaborne coal market pricing and certain asset-specific factors, the Company recognized aggregate impairment charges of $154.4 million, $528.3 million and $910.9 million during the years ended December 31, 2014, 2013 and 2012, respectively. For additional information surrounding those charges, refer to Note 2. "Asset Impairment and Mine Closures Costs" to the consolidated financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2014.
The Company generally does not view short-term declines subsequent to previous impairment assessments in thermal and metallurgical coal prices in the markets in which it sells its products as an indicator of impairment, such as the decline in benchmark pricing for seaborne metallurgical and thermal coal that occurred during the three months ended March 31, 2015. However, the Company generally does view a sustained trend of adverse changes in coal market pricing (for example, over periods exceeding one year) as a potential indicator of impairment and, because of the volatile and cyclical nature of U.S. and international seaborne coal markets, it is reasonably possible that such prices may not improve or decrease further in the near term, which may result in the need for future adjustments to the carrying value of the Company's long-lived mining assets and mining-related investments. The Company's assets whose recoverability and values are most sensitive to near-term pricing include mines in Australia with comparatively shorter remaining lives or those that have been capitalized in more recent periods at higher historical cost levels, and mining-related investments. These assets had an aggregate carrying value of approximately $475 million as of March 31, 2015. The Company conducted a review of those assets for recoverability as of March 31, 2015 and determined that no impairment charge was necessary as of that date.